PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Brookfield Renewables Revalued Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 37,889	$ 43,367
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	10,028	9,413
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	12,797	16,168
Solar
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	12,601	16,099
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 2,463	$ 1,687